Commitments - Summary of Future Minimum Commitments for Non Cancellable Operating Leases (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating leases	¥ 305	¥ 105
Not later than one year [member]
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating leases	212	61
Later than one year and not later than five years [member]
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating leases	¥ 93	¥ 44